Subsequent Events (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 22, 2017	Dec. 31, 2016	Dec. 31, 2015
Millburn Multi-Markets Fund L.P. [Member]
Subsequent Event [Line Items]
Contributions		$ 51,584,261	$ 10,839,408
Millburn Multi-Markets Fund L.P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	$ 9,339,400
Withdrawls	3,090,221
Millburn Multi-Markets Trading L.P. [Member]
Subsequent Event [Line Items]
Contributions		$ 60,797,262	$ 10,839,408
Millburn Multi-Markets Trading L.P. [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Contributions	160,539,400
Withdrawls	$ 3,090,221